Abacus Settlements LLC - SEGMENT REPORTING (Details) - segment	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Number of operating segments	1		2
Abacus Settlements, LLC
Segment Reporting Information [Line Items]
Number of operating segments		1